Stockholders' Equity	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2014 and 2013, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
As of September 30, 2014	(In thousands)
Total Capital (to risk-weighted assets)
The Company	$1,739,658	23.97%	$580,671	8.00%	NA	NA
The Bank	$1,750,179	24.11%	$580,772	8.00%	$725,965	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,648,199	22.71%	$290,335	4.00%	NA	NA
The Bank	$1,658,704	22.85%	$290,386	4.00%	$435,579	6.00%
Tier 1 Capital (to average assets)
The Company	$1,648,199	11.39%	$578,804	4.00%	NA	NA
The Bank	$1,658,704	11.46%	$578,816	4.00%	$723,520	5.00%

As of September 30, 2013
Total Capital (to risk-weighted assets)
The Company	$1,749,383	26.49%	$528,243	8.00%	NA	NA
The Bank	$1,693,227	25.64%	$528,380	8.00%	$660,475	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,666,091	25.23%	$264,121	4.00%	NA	NA
The Bank	$1,609,914	24.38%	$264,190	4.00%	$396,285	6.00%
Tier 1 Capital (to average assets)
The Company	$1,666,091	13.03%	$511,334	4.00%	NA	NA
The Bank	$1,609,914	12.59%	$511,358	4.00%	$639,197	5.00%

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in July, 2014.

The Federal Reserve and the OCC approved final capital rules in July 2013 that substantially amend the existing capital rules for bank holding companies and banks. These new rules reflect, in part, certain standards initially adopted by the Basel Committee on Banking Supervision in December 2010 (which standards are commonly referred to as “Basel III”) as well as requirements contemplated by the Dodd-Frank Act. The Company and the Bank are generally required to begin compliance with the new capital rules on January 1, 2015.

Under the new capital rules, both the Company and the Bank are ultimately required to meet certain minimum capital requirements. The rules implement a new capital ratio of common equity Tier 1 capital to risk based assets. Both the Company and the Bank are required to have a common equity Tier 1 capital ratio of 4.5%. In addition, both the Company and the Bank are required to have a Tier 1 leverage ratio of 4.0%, a Tier 1 risk-based ratio of 6.0% and a total risk-based ratio of 8.0%. Both the Company and the Bank are required to establish a “conservation buffer”, consisting of common equity Tier 1 capital, equal to 2.5%. An institution that does not meet the conservation buffer will be subject to restrictions on certain activities including payment of dividends, stock repurchases and discretionary bonuses to executive officers. The prompt corrective action rules, which apply to the Bank but not the Company, are modified to include a common equity Tier 1 risk-based ratio and to increase certain other capital requirements for the various thresholds. For example, the requirements for the Bank to be considered well-capitalized under the rules are a 5.0% Tier 1 leverage ratio, a 6.5% common equity Tier 1 risk-based ratio, an 8.0% Tier 1 risk-based capital ratio and a 10.0% total risk-based capital ratio.

These rules are further described in the 10-K report under "Washington Federal, National Association (Bank) - Regulatory Capital Requirements". Both the Company and the Bank have more than enough capital to readily meet these new guidelines.

The Company paid its 127th consecutive quarterly cash dividend on October 17, 2014 to common stockholders of record on October 3, 2014. The Company and the Bank are subject to restrictions on paying dividends that are further described in the 10-K report under "The Company - Restrictions on Company Dividends" and "Washington Federal, National Association (Bank) - Restrictions on Dividends".

The Company has an ongoing stock repurchase program. 4,830,400 shares were repurchased during 2014 at a weighted average cost of $21.59. In 2013, 6,315,196 shares were repurchased during the year at a weighted average price of $17.46. As of September 30, 2014, Management had authorization from the Board of Directors to repurchase up to 5,035,834 additional shares.

In connection with the 2008 Troubled Asset Relief Program ("TARP") the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.57. As of September 30, 2014, 1,700,856 warrants remained outstanding with an expiration date of November 14, 2018. The warrants have been included in the calculation of diluted shares outstanding using the treasury stock method.
The following table sets forth information regarding earnings per share calculations:

Year ended September 30,	2014	2013	2012
Average shares outstanding	101,154,030	104,684,812	107,108,703
Average dilutive warrants	352,171	100,211	—
Average dilutive options	84,150	52,447	40,537
Average diluted shares	101,590,351	104,837,470	107,149,240

Net income (In thousands)	$157,364	$151,505	$138,183
Basic EPS	$1.56	$1.45	$1.29
Diluted EPS	1.55	1.45	1.29